UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21582

Madison/Claymore Covered Call & Equity Strategy Fund
(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL 60532
(Address of principal executive offices) (Zip code)
Kevin M. Robinson Madison/Claymore Covered Call & Equity Strategy Fund 2455 Corporate West Drive, Lisle, IL 60532
(Name and address of agent for service)

Registrant’s telephone number, including area code:  630-505-3700

Date of fiscal year end: December 31

Date of reporting period: July 1, 2010 – September 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
Attached hereto.

MCN | MADISON/CLAYMORE COVERED CALL & EQUITY STRATEGY FUND
Portfolio of Investments
September 30, 2010 (unaudited)

	Number
	of Shares		Description	Value
			Long-Term Investments - 95.6%
			Common Stocks (a) - 89.6%
			Computers - 1.9%
	265,800		Dell, Inc. (b)	$ 3,444,768

			Consumer Discretionary - 13.7%
	204,000		American Eagle Outfitters, Inc.	3,051,840
	70,000		Bed Bath & Beyond, Inc. (b)	3,038,700
	100,000		Best Buy Co., Inc.	4,083,000
	138,700		Home Depot, Inc.	4,394,016
	210,000		Lowe's Cos., Inc.	4,680,900
	50,000		Target Corp.	2,672,000
	88,200		Williams-Sonoma, Inc.	2,795,940
				24,716,396
			Consumer Services - 4.9%
	291,400		eBay, Inc. (b)	7,110,160
	55,500		Garmin, Ltd. (Switzerland)	1,684,425
				8,794,585

			Energy - 6.0%
	41,900		Apache Corp.	4,096,144
	9,000		Exxon Mobil Corp.	556,110
	32,000		Schlumberger, Ltd. (Netherlands Antilles)	1,971,520
	47,000		Transocean, Ltd. (Switzerland) (b)	3,021,630
	70,000		Valero Energy Corp.	1,225,700
				10,871,104

			Financials - 20.0%
	40,000		Affiliated Managers Group, Inc. (b)	3,120,400
	205,278		Bank of America Corp.	2,691,195
	160,000		Capital One Financial Corp.	6,328,000
	420,000		Citigroup, Inc. (b)	1,638,000
	38,000		Goldman Sachs Group, Inc. (The)	5,494,040
	260,000		Marshall & Ilsley Corp.	1,830,400
	150,000		Morgan Stanley	3,702,000
	110,000		State Street Corp.	4,142,600
	255,000		Synovus Financial Corp.	627,300
	45,000		Visa, Inc. - Class A	3,341,700
	130,000		Wells Fargo & Co.	3,266,900
				36,182,535

			Health Care - 21.1%
	90,000		Biogen Idec, Inc. (b)	5,050,800
	65,000		Celgene Corp. (b)	3,744,650
	30,000		Community Health Systems, Inc. (b)	929,100
	85,045		Genzyme Corp. (b)	6,020,335
	130,000		Gilead Sciences, Inc. (b)	4,629,300
	170,000		Mylan, Inc. (b)	3,197,700
	270,000		Pfizer, Inc.	4,635,900
	199,800		UnitedHealth Group, Inc.	7,014,978
	55,200		Zimmer Holdings, Inc. (b)	2,888,616
				38,111,379

			Industrial - 0.7%
	20,000		United Parcel Services, Inc. - Class B	1,333,800

			Insurance - 0.6%
	108,800		MGIC Investment Corp. (b)	1,004,224

			Materials - 2.7%
	58,000		Freeport-McMoRan Copper & Gold, Inc.	4,952,620

			Software - 1.8%
	220,000		Symantec Corp. (b)	3,337,400

			Technology - 16.2%
	120,000		Adobe Systems, Inc. (b)	3,138,000
	120,000		Applied Materials, Inc.	1,401,600
	275,000		Cisco Systems, Inc. (b)	6,022,500
	71,300		EMC Corp. (b)	1,448,103
	590,300		Flextronics International Ltd. (Singapore) (b)	3,565,412
	10,000		Google, Inc. - Class A (b)	5,257,900
	120,000		Microsoft Corp.	2,938,800
	50,000		QUALCOMM, Inc.	2,256,000
	164,000		Yahoo!, Inc. (b)	2,323,880
	30,800		Zebra Technologies Corp. - Class A (b)	1,036,112
				29,388,307

			Total Common Stocks - 89.6%
			(Cost $237,799,585)	162,137,118

			Exchange-Traded Funds (a) - 6.0%
	130,000		Powershares QQQ	6,380,400
	40,000		SPDR S&P 500 ETF Trust	4,564,800
			(Cost $10,138,014)	10,945,200

			Total Long-Term Investments - 95.6%
			(Cost $247,937,599)	173,082,318

			Short-Term Investments - 9.0%
			Money Market Funds - 5.5%
	9,895,528		AIM Liquid Assets Money Market Fund
			(Cost $9,895,528)	9,895,528

	PRINCIPAL AMOUNT			VALUE
			U.S. Government - 3.5%
	$ 6,275,000		U.S. Treasury Note (coupon 0.875%, maturity 2/28/11)
			(Cost $6,290,387)	6,293,630

			Total Short-Term Investments - 9.0%
			(Cost $16,185,915)	16,189,158

			Total Investments - 104.6%
			(Cost $264,123,514)	189,271,476
			Liabilities in excess of Other Assets - (0.1%)	(147,432)
			Total Value of Options Written - (4.5%)	(8,136,681)
			Net Assets - 100.0%	$ 180,987,363

(a)	All or a portion of these securities position represent cover (directly or through conversion rights) for outstanding options written.

(b)	Non-income producing security.

	Contracts
	(100 shares per contract)		Call Options Written (b)	Expiration Month	Exercise Price	Value

	300		Adobe Systems, Inc.	January 11	$ 29.00	$ 26,550

	300		Adobe Systems, Inc.	January 11	33.00	6,900

	300		Adobe Systems, Inc.	January 11	35.00	3,600

	300		Adobe Systems, Inc.	October 10	33.00	750

	46		Affiliated Managers Group, Inc.	January 11	70.00	50,830

	200		Affiliated Managers Group, Inc.	January 11	75.00	158,000

	154		Affiliated Managers Group, Inc.	March 11	70.00	190,960

	104		Apache Corp.	January 11	100.00	53,560

	200		Apache Corp.	January 11	110.00	35,900

	115		Apache Corp.	April 11	95.00	118,737

	200		Applied Materials, Inc.	January 11	12.50	9,000

	300		Applied Materials, Inc.	January 11	15.00	1,800

	300		Applied Materials, Inc.	October 10	15.00	150

	1,552		Bank of America Corp.	October 10	13.00	64,408

	500		Bank of America Corp.	November 10	16.00	4,000

	600		Bed Bath & Beyond, Inc.	January 11	38.00	403,500

	100		Bed Bath & Beyond, Inc.	February 11	40.00	56,000

	300		Best Buy Co., Inc.	January 11	40.00	101,250

	221		Biogen Idec, Inc.	January 11	55.00	103,870

	200		Biogen Idec, Inc.	January 11	60.00	47,500

	479		Biogen Idec, Inc.	April 11	60.00	167,650

	310		Capital One Financial Corp.	January 11	47.00	22,010

	300		Capital One Financial Corp.	January 11	50.00	9,600

	450		Celgene Corp.	January 11	55.00	254,250

	200		Celgene Corp.	April 11	57.50	113,000

	300		Cisco Systems, Inc.	January 12	30.00	23,250

	300		Cisco Systems, Inc.	October 10	25.00	150

	300		Cisco Systems, Inc.	October 10	27.00	300

	1,000		Citigroup, Inc.	December 10	4.00	18,500

	200		Community Health Systems, Inc.	January 11	40.00	6,500

	500		Dell, Inc.	January 11	17.50	2,750

	243		Dell, Inc.	November 10	17.00	486

	500		eBay, Inc.	January 11	22.50	146,500

	217		eBay, Inc.	January 11	30.00	5,208

	400		eBay, Inc.	October 10	24.00	32,000

	676		EMC Corp.	October 10	19.00	96,330

	90		Exxon Mobil Corp.	October 10	60.00	19,170

	400		Flextronics International Ltd.	January 11	10.00	1,800

	500		Flextronics International Ltd.	October 10	5.00	53,500

	300		Freeport-McMoRan Copper & Gold, Inc.	January 11	72.50	469,500

	280		Freeport-McMoRan Copper & Gold, Inc.	February 11	80.00	320,600

	455		Garmin, Ltd.	October 10	30.00	50,050

	200		Genzyme Corp.	January 11	55.00	329,500

	250		Genzyme Corp.	January 11	67.50	156,250

	200		Genzyme Corp.	October 10	57.50	272,500

	380		Goldman Sachs Group, Inc. (The)	January 11	160.00	144,400

	100		Google, Inc.	January 11	530.00	305,500

	220		Home Depot, Inc.	January 11	35.00	11,660

	300		Home Depot, Inc.	November 10	28.00	120,000

	200		Home Depot, Inc.	February 11	29.00	75,000

	600		Lowe's Cos., Inc.	January 11	25.00	28,800

	600		Lowe's Cos., Inc.	October 10	22.00	39,000

	500		Lowe's Cos., Inc.	October 10	25.00	1,000

	400		Lowe's Cos., Inc.	October 10	27.00	400

	500		Marshall & Ilsley Corp.	January 11	10.00	5,000

	300		Marshall & Ilsley Corp.	December 10	10.00	2,250

	500		MGIC Investment Corp.	December 10	9.00	58,000

	1,000		Microsoft Corp.	April 11	25.00	163,500

	300		Morgan Stanley	October 10	27.00	2,400

	278		Mylan, Inc.	October 10	22.00	417

	700		Pfizer, Inc.	December 10	15.00	162,050

	600		Powershares QQQ	January 11	45.00	325,200

	200		Powershares QQQ	January 11	49.00	53,500

	400		Powershares QQQ	December 10	46.00	170,200

	100		Powershares QQQ	December 10	46.00	44,150

	250		QUALCOMM, Inc.	January 11	40.00	156,250

	250		QUALCOMM, Inc.	October 10	40.00	129,375

	320		Schlumberger, Ltd.	November 10	65.00	48,480

	400		SPDR S&P 500 ETF Trust	October 10	109.00	230,800

	400		State Street Corp.	November 10	40.00	42,200

	200		Symantec Corp.	April 11	16.00	22,100

	500		Target Corp.	January 11	55.00	97,500

	200		Transocean, Ltd.	January 11	90.00	5,600

	270		Transocean, Ltd.	November 10	52.50	338,175

	200		United Parcel Services, Inc.	January 11	67.50	54,600

	300		UnitedHealth Group, Inc.	October 10	33.00	68,100

	300		UnitedHealth Group, Inc.	December 10	32.00	116,250

	300		Valero Energy Corp.	October 10	17.00	21,300

	400		Valero Energy Corp.	December 10	18.00	31,400

	450		Visa, Inc.	January 11	75.00	199,125

	400		Wells Fargo & Co.	October 10	35.00	400

	343		Williams-Sonoma, Inc.	November 10	27.00	198,940

	539		Williams-Sonoma, Inc.	November 10	30.00	161,700

	400		Yahoo!, Inc.	January 11	17.50	8,400

	400		Yahoo!, Inc.	October 10	13.00	50,200

	100		Zebra Technologies Corp.	November 10	30.00	40,500

	208		Zebra Technologies Corp.	February 11	30.00	99,840

	552		Zimmer Holdings, Inc.	January 11	60.00	41,400

			Total Value of Call Options Written
			(Premiums received $8,048,960)			7,883,681

			Put Options Written
	100		Goldman Sachs Group, Inc. (The)	January 11	140.00	79,250

	1,000		Microsoft Corp.	April 11	22.00	116,500

	500		Target Corp.	January 11	47.50	57,250

			Total Value of Put Options Written
			(Premiums received $473,082)			253,000

			Total Options Written
			(Premiums received $8,522,042)			$ 8,136,681

(b)	Non-income producing security.

			Country Allocation*
			United States	94.6%
			Switzerland	2.5%
			Singapore	1.9%
			Netherlands Antilles	1.0%

		*	Based on Total Investments (which does not take into consideration the Value of Options Written). Subject to change daily.

			See previously submitted notes to financial statements for the period ending June 30, 2010.

At September 30, 2010, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$ 265,017,857	$ 5,732,501	$(81,478,882)	$ (75,746,381)

In accordance with ASC 820, Fair Value Measurements and Disclosures ("ASC 820"), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund has adopted the Accounting Standard Update, Fair Value Measurements and Disclosures
(Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after
December 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010.

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values
Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values
Level 2 equity securities using quoted prices that are fair valued using procedures approved by the Board of Trustees.
The Fund did not have any Level 3 securities at September 30, 2010.

The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of September 30, 2010:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common stocks	$ 162,137	$ -	$ -	$ 162,137
Exchange-Traded Funds	10,945			10,945
Money Market Fund	9,895	-	-	9,895
U.S Government	-	6,294	-	6,294
Total	$ 182,977	$ 6,294	$ -	$ 189,271

Liabilities:
Written Options	8,137	-	-	8,137
Total	$ 8,137	$ -	$ -	$ 8,137

There were no transfers between Level 1 and Level 2.

Item 2.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison/Claymore Covered Call & Equity Strategy Fund

By:	/s/ Kevin M. Robinson
Kevin M. Robinson
Chief Executive and Legal Officer

Date:	November 18, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kevin M. Robinson
Kevin M. Robinson
Chief Executive and Legal Officer

Date:	November 18, 2010

By:	/s/ Bruce Albelda
Bruce Albelda
Interim Chief Financial Officer, Interim Chief Accounting Officer and Interim Treasurer

Date:	November 18, 2010